PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 96.7%
Common Stocks 95.1%
Brazil 4.4%
MercadoLibre, Inc.*(a)	169,965	$200,845,941
Denmark 4.8%
Novo Nordisk A/S (Class B Stock)	1,574,603	217,909,115
France 22.0%
Hermes International	164,301	307,490,757
L’Oreal SA	425,392	175,649,311
LVMH Moet Hennessy Louis Vuitton SE	348,513	304,243,293
Pernod Ricard SA	747,273	154,707,969
Remy Cointreau SA	360,486	67,875,598
		1,009,966,928
India 2.0%
HDFC Bank Ltd., ADR(a)	1,347,600	90,774,336
Italy 4.7%
Ferrari NV	854,786	213,597,447
Japan 2.7%
Keyence Corp.	264,207	121,632,696
Netherlands 8.4%
Adyen NV, 144A*	46,764	70,702,826
Argenx SE, ADR*	262,262	100,249,650
ASML Holding NV	325,811	215,572,038
		386,524,514
South Korea 1.2%
Samsung SDI Co. Ltd.	100,680	56,421,292
Switzerland 3.3%
Alcon, Inc.	582,051	43,920,732
Cie Financiere Richemont SA (Class A Stock)	708,322	109,193,028
		153,113,760

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom 5.7%
Ashtead Group PLC	1,542,917	$101,630,110
AstraZeneca PLC	1,210,566	158,599,333
		260,229,443
United States 35.9%
Airbnb, Inc. (Class A Stock)*(a)	356,237	39,581,493
Alphabet, Inc. (Class A Stock)*	402,244	39,757,797
Apple, Inc.	1,209,431	174,508,799
Cadence Design Systems, Inc.*	448,486	81,996,695
Costco Wholesale Corp.	162,718	83,171,678
Dexcom, Inc.*	298,464	31,962,510
Eli Lilly & Co.	378,302	130,192,633
Lululemon Athletica, Inc.*	99,694	30,594,095
Mastercard, Inc. (Class A Stock)	465,255	172,423,503
Microsoft Corp.	544,616	134,961,291
Netflix, Inc.*	344,466	121,892,739
NVIDIA Corp.	875,884	171,121,457
Palo Alto Networks, Inc.*(a)	381,734	60,558,282
Tesla, Inc.*	715,312	123,906,345
Thermo Fisher Scientific, Inc.	116,300	66,329,379
UnitedHealth Group, Inc.	167,081	83,405,164
Vertex Pharmaceuticals, Inc.*	312,370	100,926,747
		1,647,290,607

Total Common Stocks (cost $3,262,816,505)		4,358,306,079
Preferred Stock 1.6%
Germany
Dr. Ing. h.c. F. Porsche AG (PRFC)* (cost $61,837,345)	621,842	73,936,252

Total Long-Term Investments (cost $3,324,653,850)		4,432,242,331
Short-Term Investments 5.0%
Affiliated Mutual Fund 1.3%
PGIM Institutional Money Market Fund (cost $59,616,548; includes $59,255,523 of cash collateral for securities on loan)(b)(we)	59,631,211	59,619,285

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value

Unaffiliated Fund 3.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $169,537,784)	169,537,784	$169,537,784

Total Short-Term Investments (cost $229,154,332)		229,157,069

TOTAL INVESTMENTS 101.7% (cost $3,553,808,182)		4,661,399,400
Liabilities in excess of other assets (1.7)%		(76,097,491)

Net Assets 100.0%		$4,585,301,909

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,824,376; cash collateral of $59,255,523 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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